Note 3. STOCKHOLDERS EQUITY	7 Months Ended
May 31, 2013
Equity [Abstract]
Note 3. STOCKHOLDERS EQUITY

Note 3. STOCKHOLDERS' EQUITY

The Company has authorized 490,000,000 shares of common stock with a par value of $0.0001 per share. At May 31, 2013, 24,576,000 shares of common stock were issued and outstanding.

The Company has authorized 10,000,000 shares of preferred stock with no par value. No shares were issued or outstanding at May 31, 2013.

The Company issued 20,000,000 shares of common stock at par value, or $0.0001 to the founders of the Company. The shares were issued as follows:

Month Issued	Number of Shares
March 2013	14,000,000
April 2013	5,000,000
May 2013	1,000,000
Total	20,000,000

In February 2013, the Company issued 64,000 shares of common stock at $0.25 per share.

In February 2013, the Company issued 4,000 shares of common stock at $0.25 per share.

In April 2013, the Company issued 2,000,000 shares of common stock at $0.00015 per share.

In March 2013, the Company issued 500,000 shares of common stock at $0.0002 per share.

In March 2013, the Company issued 1,400,000 shares of common stock at $0.00025 per share.

In March 2013, the Company issued 4,000 shares of common stock at $0.50 per share.

In April 2013, the Company issued 500,000 shares of common stock at $0.0002 per share.

In May 2013, the Company issued 100,000 shares of common stock at $0.001 per share.

In May 2013, the Company issued 4,000 shares of common stock at $0.50 per share.